Securities and other financial assets, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	$ 41,937	$ 43,628
Securities sold under repurchase agreements	(40,530)	(39,767)
Amortised cost
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	36,843	38,618
Securities sold under repurchase agreements	(35,647)	(35,114)
Fair value
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	5,094	5,010
Securities sold under repurchase agreements	$ (4,883)	$ (4,653)